OTHER INCOME/(EXPENSES) (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER INCOME EXPENSES

	Year ended March 31,
	2024	2025	2026
	HKD	HKD	HKD
Government grant	$178,124	$-	$-
Bank interest income	22,995	44,840	2,138
Finance costs	(246,262)	(656,689)	(829,049)
Gain on disposal of intangible assets	-	6,145,711	-
Gain/(Loss) on investment on event projects	-	806,606	(5,071,365)
Gain/(Loss) on early termination of leases	2,539	-	-
Sales of concert tickets and others	-	411,593	184,766
Total	$(42,604)	$6,752,061	$(5,713,510)